Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Parent Company [Member]
Schedule of Computation of Diluted Weighted Average Shares of Common Stock Outstanding
Gravitics Inc [Member]
Schedule of Computation of Diluted Weighted Average Shares of Common Stock Outstanding

The following potentially dilutive securities, disaggregated by class, have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	Three Months Ended March 31,
	2026	2025
Redeemable convertible preferred stock	10,118,115	4,185,420
Convertible promissory notes	-	928,628
SAFEs	-	1,058,337
Secured Promissory Note Warrants	-	1,505,609
Service Provider Warrants	4,794,604	-
Placement Agent Warrants	36,822	-
Unvested restricted stock awards	27,000	1,520,760
Stock options	2,688,294	2,688,294
	17,664,835	11,887,048

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive, due to the reported losses:

	December 31,
	2025	2024
Redeemable convertible preferred stock	4,185,420	4,185,420
Convertible promissory notes	1,077,168	904,786
SAFEs	1,518,594	1,005,335
Common stock warrants	2,500,650	1,604,681
Unvested restricted stock awards	299,823	1,927,741
Stock options	2,688,294	2,920,881
	12,269,949	12,548,844